Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2014-C25
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	9		Attention: Andrew Hundertmark		ahundertmark@argenticservices.com;
Current Mortgage Loan and Property Stratification	10-14				jmayfield@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: JPMBB 2014-C25 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643PBA7	1.520700%	38,041,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643PBB5	2.949300%	109,506,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643PBC3	3.503300%	14,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643PBD1	3.408000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46643PAA8	3.408000%	85,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643PBE9	3.672000%	307,915,000.00	12,029,972.49	462,619.83	36,811.72	0.00	0.00	499,431.55	11,567,352.66	96.70%	30.00%
A-SB	46643PBF6	3.407400%	84,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00	70.98%	22.38%
B	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00	56.22%	18.00%
C	46643PBL3	4.552109%	42,931,000.00	42,931,000.00	0.00	162,855.49	0.00	0.00	162,855.49	42,931,000.00	43.99%	14.38%
D	46643PAN0	4.052109%	78,460,000.00	78,460,000.00	0.00	58,745.36	0.00	0.00	58,745.36	78,460,000.00	21.63%	7.75%
E	46643PAQ3	3.332000%	28,128,000.00	28,128,000.00	0.00	0.00	0.00	0.00	0.00	28,128,000.00	13.62%	5.37%
F	46643PAS9	3.332000%	11,843,000.00	11,843,000.00	0.00	0.00	0.00	0.00	0.00	11,843,000.00	10.25%	4.37%
NR	46643PAU4	3.332000%	51,812,811.74	35,968,643.59	0.00	0.00	0.00	0.00	0.00	35,968,643.59	0.00%	0.00%
BNB	46643PAW0	7.508800%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643PAY6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643PBN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,194,302,813.74	351,476,616.08	462,619.83	752,022.74	0.00	0.00	1,214,642.57	351,013,996.25

X-A	46643PBG4	0.533221%	919,315,000.00	102,332,972.49	0.00	45,471.71	0.00	0.00	45,471.71	101,870,352.66
X-B	46643PBH2	0.204909%	51,813,000.00	51,813,000.00	0.00	8,847.45	0.00	0.00	8,847.45	51,813,000.00
X-C	46643PAC4	0.000000%	42,931,000.00	42,931,000.00	0.00	0.00	0.00	0.00	0.00	42,931,000.00
X-D	46643PAE0	0.500000%	78,460,000.00	78,460,000.00	0.00	32,691.67	0.00	0.00	32,691.67	78,460,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643PAG5	1.220109%	28,128,000.00	28,128,000.00	0.00	28,599.35	0.00	0.00	28,599.35	28,128,000.00
X-F	46643PAJ9	1.220109%	11,843,000.00	11,843,000.00	0.00	12,041.46	0.00	0.00	12,041.46	11,843,000.00
X-NR	46643PAL4	1.220109%	51,812,811.74	35,968,643.59	0.00	36,571.39	0.00	0.00	36,571.39	35,968,643.59
Notional SubTotal			1,184,302,811.74	351,476,616.08	0.00	164,223.03	0.00	0.00	164,223.03	351,013,996.25

Deal Distribution Total					462,619.83	916,245.77	0.00	0.00	1,378,865.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643PBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643PBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643PBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643PBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46643PAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643PBE9	39.06913431	1.50242707	0.11955156	0.00000000	0.00000000	0.00000000	0.00000000	1.62197863	37.56670724
A-SB	46643PBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643PBJ8	1,000.00000000	0.00000000	3.38758336	0.00000000	0.00000000	0.00000000	0.00000000	3.38758336	1,000.00000000
B	46643PBK5	1,000.00000000	0.00000000	3.62266671	0.00000000	0.00000000	0.00000000	0.00000000	3.62266671	1,000.00000000
C	46643PBL3	1,000.00000000	0.00000000	3.79342410	0.00000000	0.00000000	0.00000000	0.00000000	3.79342410	1,000.00000000
D	46643PAN0	1,000.00000000	0.00000000	0.74873005	2.62802728	2.62802728	0.00000000	0.00000000	0.74873005	1,000.00000000
E	46643PAQ3	1,000.00000000	0.00000000	0.00000000	2.77666667	43.08548990	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46643PAS9	1,000.00000000	0.00000000	0.00000000	2.77666639	65.78744153	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643PAU4	694.20366087	0.00000000	0.00000000	1.92757209	139.59028987	0.00000000	0.00000000	0.00000000	694.20366087
BNB	46643PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643PBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643PBG4	111.31437265	0.00000000	0.04946260	0.00000000	0.00000000	0.00000000	0.00000000	0.04946260	110.81115032
X-B	46643PBH2	1,000.00000000	0.00000000	0.17075734	0.00000000	0.00000000	0.00000000	0.00000000	0.17075734	1,000.00000000
X-C	46643PAC4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643PAE0	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-E	46643PAG5	1,000.00000000	0.00000000	1.01675732	0.00000000	0.00000000	0.00000000	0.00000000	1.01675732	1,000.00000000
X-F	46643PAJ9	1,000.00000000	0.00000000	1.01675758	0.00000000	0.00000000	0.00000000	0.00000000	1.01675758	1,000.00000000
X-NR	46643PAL4	694.20366087	0.00000000	0.70583681	0.00000000	0.00000000	0.00000000	0.00000000	0.70583681	694.20366087

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	36,811.72	0.00	36,811.72	0.00	0.00	0.00	36,811.72	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	45,471.71	0.00	45,471.71	0.00	0.00	0.00	45,471.71	0.00
X-B	07/01/26 - 07/30/26	30	0.00	8,847.45	0.00	8,847.45	0.00	0.00	0.00	8,847.45	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	32,691.67	0.00	32,691.67	0.00	0.00	0.00	32,691.67	0.00
X-E	07/01/26 - 07/30/26	30	0.00	28,599.35	0.00	28,599.35	0.00	0.00	0.00	28,599.35	0.00
X-F	07/01/26 - 07/30/26	30	0.00	12,041.46	0.00	12,041.46	0.00	0.00	0.00	12,041.46	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	36,571.39	0.00	36,571.39	0.00	0.00	0.00	36,571.39	0.00
A-S	07/01/26 - 07/30/26	30	0.00	305,908.94	0.00	305,908.94	0.00	0.00	0.00	305,908.94	0.00
B	07/01/26 - 07/30/26	30	0.00	187,701.23	0.00	187,701.23	0.00	0.00	0.00	187,701.23	0.00
C	07/01/26 - 07/30/26	30	0.00	162,855.49	0.00	162,855.49	0.00	0.00	0.00	162,855.49	0.00
D	07/01/26 - 07/30/26	30	0.00	264,940.39	0.00	264,940.39	206,195.02	0.00	0.00	58,745.36	206,195.02
E	07/01/26 - 07/30/26	30	1,133,806.58	78,102.08	0.00	78,102.08	78,102.08	0.00	0.00	0.00	1,211,908.66
F	07/01/26 - 07/30/26	30	746,236.61	32,884.06	0.00	32,884.06	32,884.06	0.00	0.00	0.00	779,120.67
NR	07/01/26 - 07/30/26	30	7,132,692.48	99,872.93	0.00	99,872.93	99,872.93	0.00	0.00	0.00	7,232,565.41
BNB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			9,012,735.67	1,333,299.87	0.00	1,333,299.87	417,054.09	0.00	0.00	916,245.77	9,429,789.76

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643PBL3	4.552109%	42,931,000.00	42,931,000.00	0.00	162,855.49	0.00	0.00	162,855.49	42,931,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			185,047,000.03	185,047,000.00	0.00	656,465.66	0.00	0.00	656,465.66	185,047,000.00

Exchangeable Certificate Details
EC	46643PBM1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,378,865.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,338,883.78	Master Servicing Fee	2,390.67
Interest Reductions due to Nonrecoverability Determination	(350,881.08)	Certificate Administrator Fee	940.11
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	151.33
ARD Interest	0.00	Senior Trust Advisor Fee	575.05
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	4,267.16
Total Interest Collected	988,002.70

Principal		Expenses/Reimbursements
Scheduled Principal	413,865.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	14,399.21
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	48,527.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	48,754.18	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	4,563.22
Total Principal Collected	462,619.83	Total Expenses/Reimbursements	67,489.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	916,245.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	462,619.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,378,865.60
Total Funds Collected	1,450,622.53	Total Funds Distributed	1,450,622.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	351,476,616.08	351,476,616.08	Beginning Certificate Balance	351,476,616.08
(-) Scheduled Principal Collections	413,865.65	413,865.65	(-) Principal Distributions	462,619.83
(-) Unscheduled Principal Collections	48,754.18	48,754.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	351,013,996.25	351,013,996.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	351,860,398.38	351,860,398.38	Ending Certificate Balance	351,013,996.25
Ending Actual Collateral Balance	351,292,728.18	351,292,728.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,679,643.21	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,679,643.21	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	3	23,237,742.49	6.62%	(22)	4.5976	1.164159	1.35 or less	6	209,145,639.80	59.58%	(22)	4.4131	1.040375
10,000,000 to 19,999,999		1	19,138,764.15	5.45%	(22)	4.5620	1.130000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		2	48,675,724.27	13.87%	(21)	4.5241	0.851432	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	111,819,193.96	31.86%	(22)	4.3445	1.905104	1.56 to 1.65	1	39,303,412.65	11.20%	(22)	4.4860	1.590000
	50,000,000 or greater	2	148,142,571.38	42.20%	(22)	4.4052	1.229019	1.66 to 1.80	1	6,172,439.08	1.76%	(22)	4.6050	1.690000
	Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339	1.81 to 2.00	2	48,876,723.41	13.92%	(22)	4.3751	1.844885
								2.01 or greater	1	47,515,781.31	13.54%	(22)	4.4450	2.200000
								Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	19,138,764.15	5.45%	(22)	4.5620	1.130000
							Lodging	1	39,303,412.65	11.20%	(22)	4.4860	1.590000
Illinois	4	48,036,743.35	13.69%	(21)	4.4027	0.506373
							Mixed Use	1	25,000,000.00	7.12%	(23)	3.9310	1.840000
Michigan	1	23,876,723.41	6.80%	(21)	4.8400	1.850000
							Office	6	219,431,660.20	62.51%	(22)	4.4894	1.333409
Mississippi	1	52,548,216.93	14.97%	(23)	4.2900	1.300000
							Retail	3	67,278,923.40	19.17%	(23)	4.3558	1.250552
Missouri	1	95,594,354.45	27.23%	(22)	4.4685	1.190000
							Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339
New York	1	25,000,000.00	7.12%	(23)	3.9310	1.840000

Texas	2	86,819,193.96	24.73%	(22)	4.4636	1.923850

Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	3	102,347,217.79	29.16%	(23)	4.1853	1.090257	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	210,110,579.95	59.86%	(22)	4.4795	1.464957	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	2	14,679,475.10	4.18%	(22)	4.6079	1.475578	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	23,876,723.41	6.80%	(21)	4.8400	1.850000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	11	351,013,996.25	100.00%	(22)	4.4236	1.382339
	Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339	Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	351,013,996.25	100.00%	(22)	4.4236	1.382339	Interest Only	10	342,506,960.23	97.58%	(22)	4.4190	1.383887
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	1	8,507,036.02	2.42%	(22)	4.6100	1.320000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	10	303,498,214.94	86.46%	(22)	4.4203	1.254326	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	47,515,781.31	13.54%	(22)	4.4450	2.200000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	351,013,996.25	100.00%	(22)	4.4236	1.382339
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302850001	OF	Creve Coeur	MO	Actual/360	4.468%	368,531.44	180,960.09	0.00	N/A	10/01/24	12/01/27	95,775,314.54	95,594,354.45	08/01/26
4	883100306	RT	Tupelo	MS	Actual/360	4.290%	194,626.29	136,544.28	0.00	N/A	09/06/24	--	52,684,761.21	52,548,216.93	07/06/26
5	28000543	OF	Houston	TX	Actual/360	4.445%	181,873.25	0.00	0.00	10/06/24	10/06/27	--	47,515,781.31	47,515,781.31	08/06/26
6	302680010	LO	Houston	TX	Actual/360	4.486%	0.00	0.00	0.00	N/A	10/01/24	--	39,303,412.65	39,303,412.65	10/01/25
10	302850010	OF	Rosemont	IL	Actual/360	4.220%	0.00	0.00	0.00	11/01/24	12/01/25	--	24,799,000.86	24,799,000.86	01/01/24
11	695100394	OF	Southfield	MI	Actual/360	4.840%	99,734.27	53,120.63	0.00	N/A	11/06/24	--	23,929,844.04	23,876,723.41	08/06/26
13	883100295	MU	Staten Island	NY	Actual/360	3.931%	84,625.69	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	07/06/25
19	28000530	OF	Greenwood Village	CO	Actual/360	4.562%	0.00	0.00	0.00	N/A	10/06/24	--	19,138,764.15	19,138,764.15	12/06/24
33	302850033	OF	Schaumburg	IL	Actual/360	4.610%	33,862.30	23,107.58	0.00	N/A	10/05/24	--	8,530,143.60	8,507,036.02	07/05/26
38	883100315	RT	Decatur	IL	Actual/360	4.580%	0.00	0.00	0.00	N/A	11/06/24	--	8,558,267.39	8,558,267.39	02/06/24
43	695100389	RT	Rockford	IL	Actual/360	4.605%	24,749.46	68,887.25	0.00	10/06/24	10/06/27	--	6,241,326.33	6,172,439.08	08/06/26
Totals							988,002.70	462,619.83	0.00				351,476,616.08	351,013,996.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,747,060.02	2,331,171.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,647,913.00	1,437,784.73	01/01/26	03/31/26	09/11/25	12,302,196.10	45,393.39	330,943.73	330,943.73	0.00	0.00
5	5,124,093.53	2,609,556.55	01/01/25	06/30/25	06/11/26	22,574,122.50	0.00	0.00	0.00	0.00	0.00
6	5,362,269.00	0.00	--	--	05/11/26	26,521,389.52	2,258,548.89	0.00	0.00	0.00	0.00
10	(1,255,192.00)	(52,641.70)	01/01/26	03/31/26	11/12/25	11,923,980.96	345,938.03	(615.02)	0.01	432,292.46	0.00
11	4,018,094.51	0.00	--	--	09/11/25	0.00	0.00	0.00	0.00	0.00	0.00
13	1,688,832.00	1,589,756.01	01/01/25	09/30/25	04/13/26	4,259,212.01	71,067.07	70,037.04	1,008,582.86	1,244,027.29	0.00
19	0.00	453,661.86	01/01/26	03/31/26	12/11/25	11,873,864.61	276,949.75	(639.45)	696,297.05	898,064.07	0.00
33	942,017.96	798,963.00	01/01/25	09/30/25	12/11/25	0.00	0.00	56,639.33	56,639.33	0.00	0.00
38	551,927.00	476,201.01	04/01/25	03/31/26	11/12/25	2,610,430.30	469,825.66	0.00	0.00	0.00	0.00
43	1,391,222.06	259,736.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	32,218,237.08	9,904,190.15				92,065,196.00	3,467,722.79	456,365.63	2,092,462.98	2,574,383.82	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
43	695100389	48,754.18	Partial Liquidation (Curtailment)	0.00	0.00
Totals		48,754.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	25,000,000.00	5	172,724,679.14	0	0.00	1	48,754.18	0	0.00	4.423634%	4.227666%	(22)
07/17/26	0	0.00	0	0.00	0	0.00	1	25,000,000.00	5	172,861,223.42	0	0.00	2	2,940,296.24	0	0.00	4.423716%	4.227830%	(21)
06/17/26	0	0.00	0	0.00	0	0.00	1	25,000,000.00	5	175,926,471.20	0	0.00	1	21,643.91	0	0.00	4.422678%	4.226317%	(20)
05/15/26	0	0.00	0	0.00	0	0.00	2	72,515,781.31	4	128,535,449.75	0	0.00	1	18,094.49	0	0.00	4.422750%	4.226457%	(19)
04/17/26	0	0.00	0	0.00	0	0.00	1	25,000,000.00	4	128,666,399.87	0	0.00	2	302,286.75	0	0.00	4.422823%	4.226602%	(18)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	128,790,218.57	0	0.00	2	636,775.46	0	0.00	4.422915%	4.226715%	(17)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	4	128,933,625.08	0	0.00	1	32,008.51	0	0.00	4.423059%	4.226867%	(16)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	4	129,056,460.24	0	0.00	2	276,422.65	0	0.00	4.423134%	4.260783%	(15)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	129,178,843.30	0	0.00	2	293,241.45	0	0.00	4.423212%	4.260997%	(14)
11/18/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	4	129,307,501.49	0	0.00	2	318,583.83	0	0.00	4.423300%	4.261228%	(13)
10/20/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	4	129,428,960.57	0	0.00	2	322,005.76	1	4,659,231.97	4.423399%	4.261479%	(12)
09/17/25	0	0.00	0	0.00	1	24,799,000.86	0	0.00	3	104,757,726.91	0	0.00	1	264,669.67	0	0.00	4.432603%	4.273268%	(11)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	883100306	07/06/26	0	5	330,943.73	330,943.73	464.93	52,684,761.21	09/10/24	7			06/26/25
6	302680010	10/01/25	9	5	0.00	0.00	0.00	38,418,518.94	05/18/20	7			09/14/22
10	302850010	01/01/24	30	5	(615.02)	0.01	432,292.46	25,336,107.62	05/30/23	7			09/17/25
13	883100295	07/06/25	12	5	70,037.04	1,008,582.86	1,365,106.49	25,000,000.00	06/02/20	2		03/02/26
19	28000530	12/06/24	19	5	(639.45)	696,297.05	971,163.06	19,446,705.81	02/29/24	98
33	302850033	07/05/26	0	5	56,639.33	56,639.33	6,482.19	8,530,143.60	10/09/24	98
38	883100315	02/06/24	29	5	0.00	0.00	0.00	8,717,192.81	05/21/20	7			06/02/21
Totals					456,365.63	2,092,462.98	2,775,509.13	178,133,429.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		201,731,421	23,876,723	27,645,800		150,208,898
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		149,282,575	101,766,794	0		47,515,781
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	351,013,996	134,150,553	0	0	19,138,764	197,724,679
Jul-26	351,476,616	125,946,485	8,530,144	0	19,138,764	197,861,223
Jun-26	354,841,953	126,222,467	0	8,554,251	19,138,764	200,926,471
May-26	355,263,334	126,496,167	0	0	27,715,936	201,051,231
Apr-26	355,703,252	182,898,088	0	0	19,138,764	153,666,400
Mar-26	356,401,933	174,849,116	0	0	52,762,599	128,790,219
Feb-26	357,504,717	175,782,537	0	0	52,788,554	128,933,625
Jan-26	357,929,376	184,734,152	0	0	125,333,544	47,861,680
Dec-25	358,596,910	185,279,303	0	0	44,138,764	129,178,843
Nov-25	359,303,654	185,857,388	0	0	44,138,764	129,307,501
Oct-25	360,009,977	162,025,070	0	0	93,354,947	104,629,960
Sep-25	376,878,085	203,182,593	0	0	68,937,765	104,757,727
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	883100306	52,548,216.93	52,684,761.21	48,200,000.00	09/01/25	1,293,118.84	1.30000	03/31/26	09/06/24	I/O
5	28000543	47,515,781.31	47,515,781.31	20,700,000.00	04/06/26	2,532,806.55	2.20000	06/30/25	10/06/27	I/O
6	302680010	39,303,412.65	38,418,518.94	31,000,000.00	03/02/26	4,339,778.40	1.59000	12/31/25	10/01/24	I/O
10	302850010	24,799,000.86	25,336,107.62	12,100,000.00	10/08/24	(144,422.70)	(0.11000)	03/31/26	12/01/25	I/O
11	695100394	23,876,723.41	23,876,723.40	36,200,000.00	08/18/25	3,397,866.51	1.85000	12/31/25	11/06/24	I/O
13	883100295	25,000,000.00	25,000,000.00	23,800,000.00	09/12/25	1,372,724.01	1.84000	09/30/25	09/06/24	I/O
19	28000530	19,138,764.15	19,446,705.81	9,300,000.00	10/31/25	369,014.86	1.13000	03/31/26	10/06/24	I/O
33	302850033	8,507,036.02	8,530,143.60	10,000,000.00	11/01/25	675,123.00	1.32000	09/30/25	10/05/24	217
38	883100315	8,558,267.39	8,717,192.81	6,700,000.00	10/03/25	385,153.01	0.63000	03/31/26	11/06/24	I/O
Totals		249,247,202.72	249,525,934.70	198,000,000.00		14,221,162.48

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	883100306	RT	MS	09/10/24	7

The Loan transferred to Special Servicing due to Borrower's failure to repay the Loan at the Maturity Date. A foreclosure occurred in June 2025 and JLL was engaged to manage and lease the REO properties. Mall at Barnes Crossing is currently

86.5% occ upied (615,385 SF occupied of 711,245 SF) and Market Center Tupelo is current 76.4% occupied (47,644 SF occupied of 62,355 SF). Numerous lease renewals of key tenants at Mall at Barnes Crossing have been recently executed covering 52k SF including Ba rnes & Noble, Victoria's Secret, Foot Locker, Hot Topic, JD Sports, and Belk. The JLL leasing team is focused on attracting users for the vacant Sears box and to further active and improve in-line

	income.

5	28000543	OF	TX	01/22/26	7

Loan transferred to special servicing effective January 22, 2026 due to imminent monetary default. Upon transfer, the Borrower indicated a desire to facilitate an orderly transition of title, as single-tenant Enbridge's lease expires on 4/30/26 and t he tenant has already vacated the premises. A foreclosure sale occurred on 6/2/2026 in which the Lender was the successful bidder. Given the challenging office market conditions, SS has engaged a third-party broker to actively marketing the

	property for sale.

6	302680010	LO	TX	05/18/20	7

Special Servicing of this REO property was transferred to ASC on December 23, 2025 from Rialto. Title transition was completed in September 2022. The AM visited the property in January 2026. While the asset is well maintained, it needs to undergo a comprehensive PIP to remain competitive with the surrounding hotels. SS is currently working with the management team to maximize revenue opportunities while optimizing operational efficiencies. YTD financial performance

	through June 2026 is pacing inline with 2024 and significantly above 2025.

10	302850010	OF	IL	05/30/23	7

Special Servicing of this REO property was transferred to ASC on December 23, 2025 from Rialto. A deed-in-lieu agreement was fully executed on 9/17/2025. Special Servicer has fully executed a lease with Claire's Essentials for ~43K SF,

	increasing occupancy to 78%. SS is actively marketing the property for sale through a third-party broker.

11	695100394	OF	MI	11/01/24	98

Loan transferred to Special Servicing effective 11/1/2024 due to an impending maturity default on 11/6/2024. Lender and Borrower entered a forbearance agreement in April 2025. The Forbearance period expires in January 2027, but the

Borrower retains o ne 12-month extension option which they intend to exercise subject to a 12% debt yield hurdle. The Special Servicer continues to monitor the performance of the property and Borrower's adherence to the forbearance agreement while impelling Borrower to provide an actionable plan for a final resolution of the asset. Borrower is in discussion with a prospective affiliated-tenant to backfill the anticipated give-back space on the second floor.

13	883100295	MU	NY	06/02/20	2

Loan transferred 6/20/2020 for Imminent Monetary Default. In 12/2023, Lender and Borrower entered a Conditional Bring Current Agreement whereby the Loan was brought current, CM was implemented for the life of the Loan, and the deceased

Guarantor was replaced. Borrower subsequently defaulted under the Bring Current Agreement for failure to make the balloon payment on or before the 9/6/2024 maturity date. A receiver was appointed over the collateral property in March

2026. The receiver has takeover property management and leasing responsibilities. The special servicer is pursuing a foreclosure of the property and is in discussions with Borrower about a potential discounted payoff of the loan. The receiver negotiated a major lease with a tenant seeking 90k SF to replace the sponsor-affiliated tenant on the ground floor. The Court approved the proposed terms and the major ground floor has been fully executed.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	28000530	OF	CO	02/29/24	98

Special Servicing of this loan was transferred to ASC on December 23, 2025 from Rialto. The order appointing the Receiver was approved and filed by the court on 2/5/25. Significant leasing activity has occurred while the property has been under the control of the Receiver. Since the appointment of the receiver in November 2024, a total of 12 leases totaling 50,788 SF (28.60% of NRA) have been amended / renewed for a lease term of at least 12 months and 2 new direct leases totaling 3,738 SF (2.10% of NRA) have been executed. In July 2026, the Receiver executed a major lease with a national engineering firm for 15,125 SF (8.5% NRA) which secures an additional $385k of annual revenue for the property.

33	302850033	OF	IL	10/09/24	98

Loan transferred to Special Servicing effective 10/9/2024 due to maturity default on 10/5/2024. Lender and Borrower entered a forbearance agreement in August 2025 to delay Lender's enforcement of remedies until October 2025. The Borrower

Subsequently exercised its one-year option to extend the Forbearance period until October 2026. The Special Servicer continues to monitor the performance of the property and Borrower's adherence to the forbearance agreement while impelling Borrower to provide an actionable plan for a final resolution of the asset. Borrower has indicated that they will be unable to pay the loan in full on or before expiration of the Forbearance period and is evaluating whether they would facilitate an orderly transition of title and consent to receivership in the near term.

38	883100315	RT	IL	05/21/20	7

Special Servicing of this REO property was transferred to ASC on December 23, 2025 from Rialto. Lender took title to the property via a Deed-in-Lieu of Foreclosure on 6/3/2021. Mid-America is managing the property, which is 56% occupied.

Property is anchored by Kroger (LXD 4/2031), who recently executed a 5-year extension option. Mid-America is continuing to work on leasing renewals and evaluating new leasing opportunities.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	302850001	0.00	4.46850%	0.00	4.46850%	1	12/13/24	10/01/24	--
11	695100394	0.00	4.84000%	0.00	4.84000%	10	04/30/25	11/06/24	--
33	302850033	0.00	4.61000%	0.00	4.61000%	10	07/15/25	10/05/24	--
52	28000542	0.00	4.70000%	0.00	4.70000%	10	12/17/24	10/06/24	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	302850024	01/17/25	12,034,640.35	19,400,000.00	12,364,752.07	261,146.00	12,364,752.07	12,103,606.07	0.00	0.00	0.00	0.00	0.00%
36	302850036	08/17/22	8,497,312.00	15,000,000.00	8,964,086.14	145,151.62	8,964,086.14	8,818,934.52	0.00	0.00	(464.20)	464.20	0.00%
40	28000544	10/18/24	6,981,307.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
47	28000541	12/17/24	5,756,987.75	7,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
49	302850049	10/19/20	6,027,612.51	2,900,000.00	2,460,297.16	1,264,946.47	2,460,297.16	1,195,350.69	4,832,261.82	0.00	20,511.01	4,811,750.81	68.73%
52	28000542	10/20/25	4,676,651.53	8,500,000.00	4,726,339.74	30,202.16	4,726,339.74	4,696,137.58	0.00	0.00	0.00	0.00	0.00%
54	695100376	08/17/21	4,361,798.75	1,800,000.00	1,293,559.00	1,293,559.00	1,293,559.00	0.00	4,361,798.75	0.00	263,271.87	4,098,526.88	74.51%
59	28000548	01/17/20	4,102,907.67	2,950,000.00	1,438,824.26	620,797.02	1,438,824.26	818,027.24	3,284,880.43	0.00	302,955.69	2,981,924.74	66.56%
63	695100392	08/17/21	2,675,500.58	1,200,000.00	1,673,405.66	472,005.59	1,673,405.66	1,201,400.07	1,474,100.51	0.00	101,605.66	1,372,494.85	45.74%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			55,114,718.48	58,850,000.00	32,921,264.03	4,087,807.86	32,921,264.03	28,833,456.17	13,953,041.51	0.00	687,880.03	13,265,161.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	3,284,880.43
		02/18/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/20	0.00	0.00	0.00	(3,284,880.43)	0.00	3,284,880.43	0.00	0.00
24	302850024	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	302850036	08/25/22	0.00	0.00	0.00	0.00	0.00	464.20	0.00	0.00	464.20
40	28000544	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	28000541	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	302850049	12/17/24	0.00	0.00	4,811,750.81	0.00	0.00	(96.00)	0.00	0.00	4,811,750.81
		06/16/23	0.00	0.00	4,811,846.81	0.00	0.00	(1,184.62)	0.00	0.00
		04/17/23	0.00	0.00	4,813,031.43	0.00	0.00	(3,141.02)	0.00	0.00
		10/17/22	0.00	0.00	4,816,172.45	0.00	0.00	(23,014.99)	0.00	0.00
		11/18/20	0.00	0.00	4,839,187.44	0.00	0.00	6,925.62	0.00	0.00
		10/19/20	0.00	0.00	4,832,261.82	0.00	0.00	4,832,261.82	0.00	0.00
52	28000542	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	695100376	06/16/23	0.00	0.00	4,098,526.88	0.00	0.00	(70,221.87)	0.00	0.00	4,098,526.88
		01/18/22	0.00	0.00	4,168,748.75	0.00	0.00	(193,050.00)	0.00	0.00
		08/17/21	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	0.00	0.00
59	28000548	08/17/23	0.00	0.00	2,981,924.74	0.00	0.00	(1,808.30)	0.00	0.00	2,981,924.74
		07/17/23	0.00	0.00	2,983,733.04	0.00	0.00	(6,495.75)	0.00	0.00
		06/16/23	0.00	0.00	2,990,228.79	0.00	0.00	(57,998.16)	0.00	0.00
		08/17/22	0.00	0.00	3,048,226.95	0.00	0.00	(41,357.13)	0.00	0.00
		12/17/21	0.00	0.00	3,089,584.08	0.00	0.00	(84,368.52)	0.00	0.00
		10/19/20	0.00	0.00	3,173,952.60	0.00	0.00	1,650.00	0.00	0.00
		09/17/20	0.00	0.00	3,172,302.60	0.00	0.00	8,775.50	0.00	0.00
		05/15/20	0.00	0.00	3,163,527.10	0.00	0.00	(116,677.10)	0.00	0.00
		02/18/20	0.00	0.00	3,280,204.20	0.00	0.00	(4,676.23)	0.00	0.00
		01/17/20	0.00	0.00	3,284,880.43	0.00	0.00	3,284,880.43	0.00	0.00
63	695100392	12/17/24	0.00	0.00	1,372,494.85	0.00	0.00	(1,923.57)	0.00	0.00	1,372,494.85
		05/17/23	0.00	0.00	1,374,418.42	0.00	0.00	(99,682.09)	0.00	0.00
		08/17/21	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.04	13,264,697.28	(3,284,880.43)	0.00	16,550,041.91	0.00	0.00	16,550,041.91

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,341.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,229.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,461.15	0.00	0.00	0.00	0.00	151,826.90	0.00	0.00	0.00	0.00
10	0.00	0.00	5,338.67	0.00	0.00	0.00	0.00	90,116.81	0.00	0.00	0.00	0.00
11	0.00	0.00	154.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,381.94	0.00	0.00	14,399.21	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,120.15	0.00	0.00	0.00	0.00	75,184.51	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	33,752.86	0.00	0.00	0.00	0.00
Total	0.00	0.00	48,527.35	0.00	0.00	14,399.21	0.00	350,881.08	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		413,807.64

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28